Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Property And Equipment Details Narrative
Depreciation and amortization expense		$ 363	$ 386	$ 1,624	$ 1,947	$ 5,005